Subsequent Events (Details Narrative)			12 Months Ended
	Mar. 03, 2026 USD ($)	Jan. 12, 2026 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Jan. 29, 2026 $ / shares shares	Jan. 14, 2026 USD ($) shares	Dec. 12, 2025 USD ($)	Jan. 05, 2024 shares
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares			$ 15,000,000
Number of shares issued | shares			554,798	328,412				200,000
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Payments to acquire shares	$ 750,000
Nonadjusting events [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Non-brokered private placement | shares		1,345,292
Par value per share | $ / shares		$ 4.46
Proceeds from issuing shares		$ 6,000,000
Nonadjusting events [member] | Stock purchase agreement [member] | UEC Energy Corp [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares		$ 4,000,000
Nonadjusting events [member] | Stock purchase agreement [member] | Chief operating officers [member]
IfrsStatementLineItems [Line Items]
Cash payment for acquisition							$ 5,000,000
Cash payment for closing acquisition						$ 1,500,000
Closing non-brokered private placement | shares						896,861
Nonadjusting events [member] | Stock purchase agreement [member] | Chief operating officers [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Cash payment for acquisition							1,500,000
Nonadjusting events [member] | Stock purchase agreement [member] | Chief operating officers [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Cash payment for acquisition							$ 2,000,000
Nonadjusting events [member] | Loan agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares					$ 12.50
Number of shares issued | shares					50,000
Number of shares warrant purchase | shares					500,000